Consolidated Financial Position - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and short-term investments	$ 6,460	$ 7,341
Receivables - trade and other	6,695	7,737
Receivables - finance	8,991	9,027
Prepaid expenses and other current assets	1,662	1,565
Inventories	9,700	12,205
Total current assets	33,508	37,875
Property, plant and equipment - net	16,090	16,577
Long-term receivables - trade and other	1,170	1,364
Long-term receivables - finance	13,651	14,644
Investments in unconsolidated affiliated companies	246	257
Noncurrent deferred and refundable income taxes	2,489	2,303
Intangible assets	2,821	3,076
Goodwill	6,615	6,694
Other assets	1,998	1,965
Total assets	78,342	84,498
Short-term borrowings:
Machinery, Energy & Transportation	9	9
Financial Products	6,958	4,699
Accounts payable	5,023	6,515
Accrued expenses	3,116	3,548
Accrued wages, salaries and employee benefits	1,994	2,438
Customer advances	1,146	1,697
Dividends payable	448	424
Other current liabilities	1,671	1,692
Long-term debt due within one year:
Machinery, Energy & Transportation	517	510
Financial Products	5,360	6,281
Total current liabilities	26,242	27,813
Long-term debt due after one year:
Machinery, Energy & Transportation	8,960	9,445
Financial Products	16,209	18,251
Liability for postemployment benefits	8,843	8,963
Other liabilities	3,203	3,200
Total liabilities	$ 63,457	$ 67,672
Commitments and contingencies (Notes 21 and 22)
Stockholders' equity
Common stock of $1.00 par value: Authorized shares: 2,000,000,000 Issued shares: (2015 and 2014 – 814,894,624 shares) at paid-in amount	$ 5,238	$ 5,016
Treasury stock: (2015 – 232,572,734 shares; and 2014 – 208,728,065 shares) at cost	(17,640)	(15,726)
Profit employed in the business	29,246	28,515
Accumulated other comprehensive income (loss)	(2,035)	(1,059)
Noncontrolling interests	76	80
Total stockholders' equity	14,885	16,826
Total liabilities and stockholders' equity	$ 78,342	$ 84,498